Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of effects from lease agreements on the consolidated statements of income

Leasing in the consolidated statements of income
in € K
	2025	2024	2023
Depreciation on right-of-use assets	647,620	675,526	700,671
Impairments on right-of-use assets	15,443	57,226	25,486
Expenses relating to short-term leases	65,209	53,057	59,327
Expenses relating to leases of low-value assets	14,249	20,104	22,188
Expenses relating to variable lease payments	2,833	6,343	10,465
Income from subleasing right-of-use assets	4,094	3,957	3,655
Interest expense on lease liabilities	143,211	148,420	148,789

Schedule of acquisition costs and the accumulated depreciation of right-of-use assets

Acquisition costs
in € K
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2025	translation	group	Additions	Reclassifications	Disposals	2025

Right-of-use assets: Land	41,202	(1,281)	—	3,443	(17)	(2,934)	40,413
Right-of-use assets: Buildings and improvements	7,108,897	(704,079)	(5,868)	470,089	920	(282,677)	6,587,282
Right-of-use assets: Machinery and equipment	193,265	(17,232)	—	33,361	(1,208)	(30,435)	177,751
Right-of-use assets	7,343,364	(722,592)	(5,868)	506,893	(305)	(316,046)	6,805,446

Acquisition costs
in € K
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2024	translation	group	Additions	Reclassifications	Disposals (1)	2024

Right-of-use assets: Land	41,202	427	(82)	4,282	(1,329)	(3,298)	41,202
Right-of-use assets: Buildings and improvements	6,557,178	323,334	(46,109)	556,872	(57,944)	(224,434)	7,108,897
Right-of-use assets: Machinery and equipment	324,167	9,751	—	60,731	63	(201,447)	193,265
Right-of-use assets	6,922,547	333,512	(46,191)	621,885	(59,210)	(429,179)	7,343,364
(1)	Included within the amounts presented for “Right-of-use assets: Building and improvements” and “Right-of-use assets: Machinery and equipment” are €34,878 and €129,377, respectively, for disposals of fully depreciated or impaired right-of-use assets from prior periods.

Accumulated depreciation and impairment
in € K
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2025	translation	group	Additions	loss	Reclassifications	Disposals	2025

Right-of-use assets: Land	19,108	(764)	—	3,766	2	(17)	(1,674)	20,421
Right-of-use assets: Buildings and improvements	3,590,355	(372,103)	(3,979)	614,884	15,483	913	(183,404)	3,662,149
Right-of-use assets: Machinery and equipment	121,445	(11,019)	—	28,970	(42)	(1,146)	(28,834)	109,374
Right-of-use assets	3,730,908	(383,886)	(3,979)	647,620	15,443	(250)	(213,912)	3,791,944

Accumulated depreciation and impairment
in € K
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2024	translation	group	Additions	loss	Reclassifications	Disposals (1)	2024

Right-of-use assets: Land	17,743	179	(25)	3,923	12	(930)	(1,794)	19,108
Right-of-use assets: Buildings and improvements	2,997,179	159,501	(23,175)	642,415	56,894	(42,315)	(200,144)	3,590,355
Right-of-use assets: Machinery and equipment	236,384	6,689	—	29,188	320	(145)	(150,991)	121,445
Right-of-use assets	3,251,306	166,369	(23,200)	675,526	57,226	(43,390)	(352,929)	3,730,908
(1)	Included within the amounts presented for “Right-of-use assets: Building and improvements” and “Right-of-use assets: Machinery and equipment” are €34,878 and €129,377, respectively, for disposals of fully depreciated or impaired right-of-use assets from prior periods.

Book value
in € K
	December 31,	December 31,
	2025	2024
Right-of-use assets: Land	19,992	22,094
Right-of-use assets: Buildings and improvements	2,925,133	3,518,542
Right-of-use assets: Machinery and equipment	68,377	71,820
Right-of-use assets	3,013,502	3,612,456